iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated March 25, 2022 (the “Supplement”) to the

Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI, as applicable, for each Fund.

The following changes are expected to take place on or around April 25, 2022.

Change in each Fund’s “Conflicts of Interest” section of the Prospectus

The section of each Prospectus entitled “Conflicts of Interest” for each Fund is amended to add the following paragraph after the fifth paragraph:

Under an ETF Services Agreement, the Fund has retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Fund (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

Change in “Creation and Redemption of Creation Units” section of the SAI

The section of the SAI entitled “Costs Associated with Creation Transactions” for each Fund is deleted in its entirety and replaced with the following, although each SAI will reflect a “Standard Creation Transaction Fee” chart only for the SAI’s applicable Funds:

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth each applicable Fund’s standard creation transaction fee that would have been charged as of March 18, 2022, although the actual fee charged to an Authorized Participant in connection with a creation order will vary depending on the factors discussed above, and may be higher than the fee set forth below.

If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each applicable Fund’s standard creation transaction fee that would have been charged as of March 18, 2022 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**
iShares Biotechnology ETF	$618.75	3.0%

iShares Cohen & Steers REIT ETF	$188.75	3.0%

iShares Core Aggressive Allocation ETF	$160.00	3.0%

iShares Core Conservative Allocation ETF	$158.75	3.0%

iShares Core Dividend Growth ETF	$673.75	3.0%

iShares Core Growth Allocation ETF	$158.75	3.0%

iShares Core High Dividend ETF	$263.75	3.0%

iShares Core Moderate Allocation ETF	$158.75	3.0%

iShares Core S&P 500 ETF	$782.50	3.0%

iShares Core S&P Mid-Cap ETF	$655.00	3.0%

iShares Core S&P Total U.S. Stock Market ETF	$4,730.00	3.0%

iShares Core S&P U.S. Growth ETF	$741.25	3.0%

iShares Core S&P U.S. Value ETF	$1,085.00	3.0%

iShares Core U.S. REIT ETF	$335.00	3.0%

iShares ESG Advanced MSCI USA ETF	$597.50	3.0%

iShares ESG Aware Aggressive Allocation ETF	$156.25	3.0%

iShares ESG Aware Conservative Allocation ETF	$156.25	3.0%

iShares ESG Aware Growth Allocation ETF	$156.25	3.0%

iShares ESG Aware Moderate Allocation ETF	$156.25	3.0%

iShares ESG Aware MSCI USA ETF	$551.25	3.0%

iShares ESG Aware MSCI USA Small-Cap ETF	$1,422.50	3.0%

iShares ESG MSCI USA Leaders ETF	$487.50	3.0%

iShares ESG MSCI USA Min Vol Factor ETF	$360.00	3.0%

iShares ESG Screened S&P 500 ETF	$722.50	3.0%

iShares ESG Screened S&P Mid-Cap ETF	$622.50	3.0%

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**

iShares ESG Screened S&P Small-Cap ETF	$776.25	3.0%

iShares Evolved U.S. Consumer Staples ETF	$310.00	3.0%

iShares Evolved U.S. Discretionary Spending ETF	$422.50	3.0%

iShares Evolved U.S. Financials ETF	$511.25	3.0%

iShares Evolved U.S. Healthcare Staples ETF	$358.75	3.0%

iShares Evolved U.S. Innovative Healthcare ETF	$490.00	3.0%

iShares Evolved U.S. Media and Entertainment ETF	$265.00	3.0%

iShares Evolved U.S. Technology ETF	$468.75	3.0%

iSharesExpanded Tech Sector ETF	$587.50	3.0%

iShares Expanded Tech-Software Sector ETF	$311.25	3.0%

iShares Factors US Growth Style ETF	$296.25	3.0%

iShares Factors US Value Style ETF	$442.50	3.0%

iShares Micro-Cap ETF	$2,386.25	3.0%

iShares Morningstar Growth ETF	$771.25	3.0%

iShares Morningstar Mid-Cap ETF	$863.75	3.0%

iShares Morningstar Mid-Cap Growth ETF	$610.00	3.0%

iShares Morningstar Mid-Cap Value ETF	$632.50	3.0%

iShares Morningstar Small-Cap ETF	$2,638.75	3.0%

iShares Morningstar Small-Cap Growth ETF	$1,611.25	3.0%

iShares Morningstar Small-Cap Value ETF	$1,671.25	3.0%

iShares Morningstar U.S. Equity ETF	$1,146.25	3.0%

iShares Morningstar Value ETF	$853.75	3.0%

iShares Mortgage Real Estate ETF	$193.75	3.0%

iShares MSCI USA Equal Weighted ETF	$936.25	3.0%

iShares MSCI USA Mid-Cap Multifactor ETF	$265.00	3.0%

iShares MSCI USA Min Vol Factor ETF	$367.50	3.0%

iShares MSCI USA Momentum Factor ETF	$302.50	3.0%

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**

iShares MSCI USA Multifactor ETF	$352.50	3.0%

iShares MSCI USA Quality Factor ETF	$306.25	3.0%

iShares MSCI USA Size Factor ETF	$936.25	3.0%

iShares MSCI USA Small-Cap Min Vol Factor ETF	$573.75	3.0%

iShares MSCI USA Small-Cap Multifactor ETF	$772.50	3.0%

iShares MSCI USA Value Factor ETF	$340.00	3.0%

iShares North American Natural Resources ETF	$291.25	3.0%

iShares North American Tech-Multimedia Networking ETF	$178.75	3.0%

iShares Paris-Aligned Climate MSCI USA ETF	$546.25	3.0%

iShares Preferred and Income Securities ETF	$778.75	3.0%

iShares Residential and Multisector Real Estate ETF	$205.00	3.0%

iShares Russell 1000 ETF	$1,433.75	3.0%

iShares Russell 1000 Growth ETF	$776.25	3.0%

iShares Russell 1000 Value ETF	$1,216.25	3.0%

iShares Russell 2000 ETF	$2,680.00	3.0%

iShares Russell 2000 Growth ETF	$1,707.50	3.0%

iShares Russell 2000 Value ETF	$1,947.50	3.0%

iShares Russell 2500 ETF	$772.50	3.0%

iShares Russell 3000 ETF	$3,613.75	3.0%

iShares Russell Mid-Cap ETF	$1,185.00	3.0%

iShares Russell Mid-Cap Growth ETF	$638.75	3.0%

iShares Russell Mid-Cap Value ETF	$1,027.50	3.0%

iShares Russell Top 200 ETF	$400.00	3.0%

iShares Russell Top 200 Growth ETF	$290.00	3.0%

iShares Russell Top 200 Value ETF	$341.25	3.0%

iShares S&P 100 ETF	$278.75	3.0%

Fund	Standard Creation Transaction Fee*	Maximum Additional Charge**

iShares S&P 500 Growth ETF	$450.00	3.0%

iShares S&P 500 Value ETF	$712.50	3.0%

iShares S&P Mid-Cap 400 Growth ETF	$437.50	3.0%

iShares S&P Mid-Cap 400 Value ETF	$523.75	3.0%

iShares S&P Small-Cap 600 Growth ETF	$605.00	3.0%

iShares S&P Small-Cap 600 Value ETF	$783.75	3.0%

iShares Select Dividend ETF	$272.50	3.0%

iShares Semiconductor ETF	$190.00	3.0%

iShares U.S. Dividend and Buyback ETF	$551.25	3.0%

iShares U.S. Tech Breakthrough Multisector ETF	$411.25	3.0%

iShares US Small Cap Value Factor ETF	$481.25	3.0%

* The standard creation transaction fee consists of the ETF Servicing Fee and Custody Transaction Costs. The standard creation transaction fee may vary over time depending on the factors discussed above, and may be higher than the fee set forth above.

** As a percentage of the net asset value per Creation Unit.

The section of the SAI entitled “Costs Associated with Redemption Transactions” for each Fund is deleted in its entirety and replaced with the following, although each SAI will reflect a “Standard Redemption Transaction Fee” chart only for the SAI’s applicable Funds:

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth each applicable Fund’s standard redemption transaction fee that would have been charged as of March 18, 2022, although the actual fee charged to an Authorized Participant in connection with a redemption order will vary depending on the factors discussed above, and may be higher than the fee set forth below.

If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each applicable Fund’s standard redemption transaction fee that would have been charged as of March 18, 2022 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**
iShares Biotechnology ETF	$618.75	2.0%

iShares Cohen & Steers REIT ETF	$188.75	2.0%

iShares Core Aggressive Allocation ETF	$160.00	2.0%

iShares Core Conservative Allocation ETF	$158.75	2.0%

iShares Core Dividend Growth ETF	$673.75	2.0%

iShares Core Growth Allocation ETF	$158.75	2.0%

iShares Core High Dividend ETF	$263.75	2.0%

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**

iShares Core Moderate Allocation ETF	$158.75	2.0%

iShares Core S&P 500 ETF	$782.50	2.0%

iShares Core S&P Mid-Cap ETF	$655.00	2.0%

iShares Core S&P Total U.S. Stock Market ETF	$4,730.00	2.0%

iShares Core S&P U.S. Growth ETF	$741.25	2.0%

iShares Core S&P U.S. Value ETF	$1,085.00	2.0%

iShares Core U.S. REIT ETF	$335.00	2.0%

iShares ESG Advanced MSCI USA ETF	$597.50	2.0%

iShares ESG Aware Aggressive Allocation ETF	$156.25	2.0%

iShares ESG Aware Conservative Allocation ETF	$156.25	2.0%

iShares ESG Aware Growth Allocation ETF	$156.25	2.0%

iShares ESG Aware Moderate Allocation ETF	$156.25	2.0%

iShares ESG Aware MSCI USA ETF	$551.25	2.0%

iShares ESG Aware MSCI USA Small-Cap ETF	$1,422.50	2.0%

iShares ESG MSCI USA Leaders ETF	$487.50	2.0%

iShares ESG MSCI USA Min Vol Factor ETF	$360.00	2.0%

iShares ESG Screened S&P 500 ETF	$722.50	2.0%

iShares ESG Screened S&P Mid-Cap ETF	$622.50	2.0%

iShares ESG Screened S&P Small-Cap ETF	$776.25	2.0%

iShares Evolved U.S. Consumer Staples ETF	$310.00	2.0%

iShares Evolved U.S. Discretionary Spending ETF	$422.50	2.0%

iShares Evolved U.S. Financials ETF	$511.25	2.0%

iShares Evolved U.S. Healthcare Staples ETF	$358.75	2.0%

iShares Evolved U.S. Innovative Healthcare ETF	$490.00	2.0%

iShares Evolved U.S. Media and Entertainment ETF	$265.00	2.0%

iShares Evolved U.S. Technology ETF	$468.75	2.0%

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**

iShares Expanded Tech Sector ETF	$587.50	2.0%

iShares Expanded Tech-Software Sector ETF	$311.25	2.0%

iShares Factors US Growth Style ETF	$296.25	2.0%

iShares Factors US Value Style ETF	$442.50	2.0%

iShares Micro-Cap ETF	$2,386.25	2.0%

iShares Morningstar Growth ETF	$771.25	2.0%

iShares Morningstar Mid-Cap ETF	$863.75	2.0%

iShares Morningstar Mid-Cap Growth ETF	$610.00	2.0%

iShares Morningstar Mid-Cap Value ETF	$632.50	2.0%

iShares Morningstar Small-Cap ETF	$2,638.75	2.0%

iShares Morningstar Small-Cap Growth ETF	$1,611.25	2.0%

iShares Morningstar Small-Cap Value ETF	$1,671.25	2.0%

iShares Morningstar U.S. Equity ETF	$1,146.25	2.0%

iShares Morningstar Value ETF	$853.75	2.0%

iShares Mortgage Real Estate ETF	$193.75	2.0%

iShares MSCI USA Equal Weighted ETF	$936.25	2.0%

iShares MSCI USA Mid-Cap Multifactor ETF	$265.00	2.0%

iShares MSCI USA Min Vol Factor ETF	$367.50	2.0%

iShares MSCI USA Momentum Factor ETF	$302.50	2.0%

iShares MSCI USA Multifactor ETF	$352.50	2.0%

iShares MSCI USA Quality Factor ETF	$306.25	2.0%

iShares MSCI USA Size Factor ETF	$936.25	2.0%

iShares MSCI USA Small-Cap Min Vol Factor ETF	$573.75	2.0%

iShares MSCI USA Small-Cap Multifactor ETF	$772.50	2.0%

iShares MSCI USA Value Factor ETF	$340.00	2.0%

iShares North American Natural Resources ETF	$291.25	2.0%

iShares North American Tech-Multimedia Networking ETF	$178.75	2.0%

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**

iShares Paris-Aligned Climate MSCI USA ETF	$546.25	2.0%

iShares Preferred and Income Securities ETF	$778.75	2.0%

iShares Residential and Multisector Real Estate ETF	$205.00	2.0%

iShares Russell 1000 ETF	$1,433.75	2.0%

iShares Russell 1000 Growth ETF	$776.25	2.0%

iShares Russell 1000 Value ETF	$1,216.25	2.0%

iShares Russell 2000 ETF	$2,680.00	2.0%

iShares Russell 2000 Growth ETF	$1,707.50	2.0%

iShares Russell 2000 Value ETF	$1,947.50	2.0%

iShares Russell 2500 ETF	$772.50	2.0%

iShares Russell 3000 ETF	$3,613.75	2.0%

iShares Russell Mid-Cap ETF	$1,185.00	2.0%

iShares Russell Mid-Cap Growth ETF	$638.75	2.0%

iShares Russell Mid-Cap Value ETF	$1,027.50	2.0%

iShares Russell Top 200 ETF	$400.00	2.0%

iShares Russell Top 200 Growth ETF	$290.00	2.0%

iShares Russell Top 200 Value ETF	$341.25	2.0%

iShares S&P 100 ETF	$278.75	2.0%

iShares S&P 500 Growth ETF	$450.00	2.0%

iShares S&P 500 Value ETF	$712.50	2.0%

iShares S&P Mid-Cap 400 Growth ETF	$437.50	2.0%

iShares S&P Mid-Cap 400 Value ETF	$523.75	2.0%

iShares S&P Small-Cap 600 Growth ETF	$605.00	2.0%

iShares S&P Small-Cap 600 Value ETF	$783.75	2.0%

iShares Select Dividend ETF	$272.50	2.0%

iShares Semiconductor ETF	$190.00	2.0%

Fund	Standard Redemption Transaction Fee*	Maximum Additional Charge**

iShares U.S. Dividend and Buyback ETF	$551.25	2.0%

iShares U.S. Tech Breakthrough Multisector ETF	$411.25	2.0%

iShares US Small Cap Value Factor ETF	$481.25	2.0%

* The standard redemption transaction fee consists of the ETF Servicing Fee and Custody Transaction Costs. The standard redemption transaction fee may vary over time depending on the factors discussed above, and may be higher than the fee set forth above.

** As a percentage of the net asset value per Creation Unit.

Change in each Fund’s “Potential Conflicts of Interest” section of the SAI

After the paragraph stating that “BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs” in the section of the SAI entitled “Potential Conflicts of Interest,” the following paragraph is inserted for each Fund:

Under an ETF Services Agreement, certain Funds have retained BlackRock Investments, LLC, an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Funds (“ETF Services”). BRIL will retain a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BlackRock collaborated with, and received payment from, Citibank, N.A. (“Citibank”) on the design and development of the ETF Services platform. Citibank may have, or from time to time may develop, additional relationships with BlackRock or funds managed by BFA and its affiliates.

Appendix A

Supplement to the Prospectus dated as of July 30, 2021 and SAI dated as of July 30, 2021 (as revised March 25, 2022):

iShares Biotechnology ETF

iShares North American Natural Resources ETF

iShares Expanded Tech Sector ETF

iShares North American Tech-Multimedia Networking ETF

iShares Expanded Tech-Software Sector ETF

iShares Core S&P Mid-Cap ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares Core S&P 500 ETF

iShares S&P 500 Value ETF

iShares S&P 500 Growth ETF

iShares Russell 1000 ETF

iShares Micro-Cap ETF

iShares Russell 1000 Value ETF

iShares Russell 1000 Growth ETF

iShares Russell Top 200 ETF

iShares Russell 2000 ETF

iShares Russell 2000 Value ETF

iShares Russell 2000 Growth ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Value ETF

iShares Russell 3000 ETF

iShares Russell Top 200 Value ETF

iShares Russell Top 200 Growth ETF

iShares S&P 100 ETF

iShares Mortgage Real Estate ETF

iShares Residential and Multisector Real Estate ETF

iShares Semiconductor ETF

iShares Factors US Growth Style ETF

iShares Factors US Value Style ETF

iShares US Small Cap Value Factor ETF

iShares ESG Screened S&P Mid-Cap ETF

iShares ESG Screened S&P Small-Cap ETF

iShares ESG Screened S&P 500 ETF

Supplement to the Prospectus dated as of July 30, 2021 (as revised October 1, 2021) and SAI dated as of July 30, 2021 (as revised March 25, 2022):

iShares Preferred and Income Securities ETF

Supplement to the Prospectus dated as of July 30, 2021 and SAI dated as of July 30, 2021 (as revised January 3, 2022):

iShares Russell 2500 ETF

Supplement to the Prospectus dated as of September 1, 2021 and SAI dated as of September 1, 2021 (as revised January 3, 2022):

iShares Core Dividend Growth ETF

iShares U.S. Dividend and Buyback ETF

iShares Select Dividend ETF

iShares Core High Dividend ETF

iShares Cohen & Steers REIT ETF

iShares Morningstar U.S. Equity ETF

iShares Morningstar Growth ETF

iShares Morningstar Value ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares Core U.S. REIT ETF

Supplement to the Prospectus dated as of October 25, 2021 and SAI dated as of October 25, 2021 (as revised January 3, 2022):

iShares ESG MSCI USA Min Vol Factor ETF

Supplement to the Prospectus dated as of December 1, 2021 and SAI dated as of December 1, 2021 (as revised January 19, 2022):

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Moderate Allocation ETF

iShares Core Growth Allocation ETF

iShares ESG Aware Aggressive Allocation ETF

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares ESG Aware Growth Allocation ETF

Supplement to the Prospectus dated as of December 1, 2021 and SAI dated as of December 1, 2021 (as revised January 3, 2022):

iShares Evolved U.S. Consumer Staples ETF

iShares Evolved U.S. Discretionary Spending ETF

iShares Evolved U.S. Financials ETF

iShares Evolved U.S. Healthcare Staples ETF

iShares Evolved U.S. Innovative Healthcare ETF

iShares Evolved U.S. Media and Entertainment ETF

iShares Evolved U.S. Technology ETF

Supplement to the Prospectus dated as of December 1, 2021 and SAI dated as of December 1, 2021 (as revised January 3, 2022):

iShares MSCI USA Multifactor ETF

iShares MSCI USA Mid-Cap Multifactor ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Multifactor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Min Vol Factor ETF

iShares MSCI USA Value Factor ETF

Supplement to the Prospectus dated as of December 1, 2021 (as revised February 7, 2022) and SAI dated as of December 1, 2021 (as revised January 3, 2022):

iShares U.S. Tech Breakthrough Multisector ETF

Supplement to the Prospectus dated as of December 22, 2021 (as revised February 7, 2022) and SAI dated as of December 22, 2021 (as revised February 18, 2022):

iShares Paris-Aligned Climate MSCI USA ETF

Supplement to the Prospectus dated as of December 30, 2021 and SAI dated as of December 30, 2021 (as revised February 7, 2022):

iShares ESG Aware MSCI USA ETF

iShares ESG Aware MSCI USA Small-Cap ETF

iShares ESG MSCI USA Leaders ETF

iShares ESG Advanced MSCI USA ETF

Supplement to the Prospectus and SAI, each dated as of December 30, 2021:

iShares MSCI USA Equal Weighted ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-ESP2-0322

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